Share capital	9 Months Ended
Sep. 30, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital	Share capital

	September 30, 2022	December 31, 2021
	£	£
Issued and fully paid share capital
122,878,479 (2021: 120,886,527) Ordinary shares of £0.0005 each	61,439	60,443
Nil (2021: 324,121) Deferred shares of £0.01 each	—	3,241
	61,439	63,684
Shares authorised and issued (number)

	December 31, 2021	Exercise of share-based payment awards	Cancellation of deferred shares	September 30, 2022
Ordinary shares	120,886,527	1,991,952	—	122,878,479
Deferred shares	324,121	—	(324,121)	—
	121,210,648	1,991,952	(324,121)	122,878,479
On June 27, 2022 the Company cancelled the 324,121 deferred shares outstanding at that date in exchange for consideration of £1, with the repurchase resulting in the creation of a capital redemption reserve at that date.
A total of 1,991,952 shares were issued upon the exercise of share-based payment awards during the nine months ended September 30, 2022; see note 20 for further details.

Rights of share classes
Holders of ordinary shares are entitled to one vote per share at a show of hands meeting of the Company and one vote per share on a resolution on a poll taken at a meeting and on a written resolution. The deferred shares conveyed no voting rights to the shareholders prior to their repurchase.